Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Core Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/16
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

		The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Risk [Heading]	rr_RiskHeading	The Portfolio’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened. Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value.

Credit Risk. The Portfolio’s investments are subject to the risk that an issuer or counterparty will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate making it difficult for the Portfolio to sell such investments.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Portfolio will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Variable Underlying Funds Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

		The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Variable Underlying Funds Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	4.39%
Worst Quarter	2nd quarter, 2013	–2.07%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[1]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	807
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
5 Years	rr_ExpenseExampleNoRedemptionYear05	358
10 Years	rr_ExpenseExampleNoRedemptionYear10	807
2005	rr_AnnualReturn2005	2.39%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	6.31%
2008	rr_AnnualReturn2008	1.31%
2009	rr_AnnualReturn2009	9.65%
2010	rr_AnnualReturn2010	9.24%
2011	rr_AnnualReturn2011	7.46%
2012	rr_AnnualReturn2012	5.33%
2013	rr_AnnualReturn2013	(1.47%)
2014	rr_AnnualReturn2014	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.07%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.92%
Past 5 Years	rr_AverageAnnualReturnYear05	5.03%
Past 10 Years	rr_AverageAnnualReturnYear10	4.87%
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.97%
Past 5 Years	rr_AverageAnnualReturnYear05	4.45%
Past 10 Years	rr_AverageAnnualReturnYear10	4.71%
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | LIPPER VARIABLE UNDERLYING FUNDS CORE BOND FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.26%
Past 5 Years	rr_AverageAnnualReturnYear05	4.67%
Past 10 Years	rr_AverageAnnualReturnYear10	4.51%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60% of their average daily net assets. This contract cannot be terminated prior to 5/1/16, at which time the Service Providers will determine whether or not to renew or revise it.